PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 4,792
Balance at end of year	3,187	$ 4,792
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	21,395	20,941
Additions during year	415	454
Disposals during year
Balance at end of year	21,810	21,395
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,756	4,559
Additions during year	96	197
Disposals during year
Balance at end of year	4,852	4,756
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,749	3,550
Additions during year	146	199
Disposals during year
Balance at end of year	3,895	3,749
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	224	224
Additions during year	1
Disposals during year
Balance at end of year	225	224
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	12,666	12,608
Additions during year	172	58
Disposals during year
Balance at end of year	12,838	12,666
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	16,603	14,458
Additions during year	2,020	2,145
Disposals during year
Balance at end of year	18,623	16,603
Depreciated cost at end of year	3,187	4,792
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,514	3,160
Additions during year	320	354
Disposals during year
Balance at end of year	3,834	3,514
Depreciated cost at end of year	1,018	1,242
Accumulated depreciation [member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,275	2,856
Additions during year	318	419
Disposals during year
Balance at end of year	3,593	3,275
Depreciated cost at end of year	302	474
Accumulated depreciation [member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	129	114
Additions during year	15	15
Disposals during year
Balance at end of year	144	129
Depreciated cost at end of year	81	95
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	9,685	8,328
Additions during year	1,367	1,357
Disposals during year
Balance at end of year	11,052	9,685
Depreciated cost at end of year	$ 1,786	$ 2,981